Loss Per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

15. LOSS PER SHARE

The computation of basic and diluted net loss per ordinary share is as follows:

	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net loss	(33,551)	(46,066)	(60,667)	(9,057)
Less: Net income (loss) attributable to the non-controlling interests	(648)	304	-	-
Net loss attributable to the Group’s shareholders	(32,903)	(46,370)	(60,667)	(9,057)

Denominator:
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	90,472,014	90,472,014

Basic & diluted net loss per ordinary share	(0.364)	(0.513)	(0.671)	(0.100)